Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Text Block Abstract
Schedule of Other Non-Current Assets
Other
non-current
assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Convertible bond (a)	757,864	—	—
Warrant (a)	31,393	—	—
Operating lease right-of-use assets	81,055	209,339	32,083
Others	4,219	49,365	7,564

	874,531	258,704	39,647

Estimated Fair Value of Call Option
To estimate the fair value of the warrant, Black-Scholes Option Pricing Model was used in the valuation, with the following assumptions:

	As of December 31,
	2019	2020
Risk-free interest rate	1.6%	0.14%
Exercise price	US$65,000	US$65,000
Dividend yield	0.00%	0.00%
Expected time to exercise (years)	1.4	0.44
Asset volatility	28.0%	32.0%